Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income/(loss)	$ 2,000,000	$ (53,000,000)	$ 205,000,000
Items that may be reclassified to profit or loss in subsequent years:
Foreign currency translation adjustment, net	4,000,000	(19,000,000)	(7,000,000)
Other comprehensive income/(loss)	4,000,000	(19,000,000)	(7,000,000)
Total comprehensive income/(loss)	$ 6,000,000	$ (72,000,000)	$ 198,000,000